Business Segment Information	6 Months Ended
Jun. 30, 2013
Business Segment Information
8. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, biometric activities, consulting, imaging, contract staffing, informatics and laboratory services. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through organic growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

Historically, the Group organized, operated and assessed its business in two segments, the clinical research segment and the central laboratory segment.  In 2013 the Group have consolidated and reclassified the results of the former central laboratory segment into the clinical research segment as the central laboratory segment does not reach the thresholds of net revenue, income from operations and total assets as a requirement for being reported as a separate segment.  Management have determined that its clinical research and central laboratory businesses operate in the same clinical research market, have a similar customer profile, are subject to the same regulatory environment, support the development of new clinical therapies and are so economically similar, reporting their results on an aggregated basis would be more useful to users of the Company’s financial statements.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Belgium, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at June 30, 2013 and December 31, 2012 and for the three and six months ended June 30, 2013 and June 30, 2012 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$69,337	$40,767	$130,331	$69,762
Rest of Europe	84,822	87,230	169,858	173,274
U.S.	139,458	114,237	274,933	221,984
Rest of World	40,602	34,773	75,886	64,320
Total	$334,219	$277,007	$651,008	$529,340
* All sales shown for Ireland are export sales.

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$12,827	$(305)	$24,843	$(6,601)
Rest of Europe	3,531	6,701	7,317	16,422
U.S.	7,740	1,712	13,277	8,269
Rest of World	2,201	2,896	3,858	4,646
Total	$26,299	$11,004	$49,295	$22,736

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$13,556	$1,770	$25,897	$(4,526)
Rest of Europe	5,198	7,247	10,755	16,968
U.S.	9,579	4,362	17,369	10,919
Rest of World	2,587	3,261	4,307	5,011
Total	$30,920	$16,640	$58,328	$28,372

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$104,645	$110,369
Rest of Europe	15,032	16,115
U.S.	34,441	32,400
Rest of World	8,162	9,489
Total	$162,280	$168,373

e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$4,836	$4,506	$9,825	$9,001
Rest of Europe	1,688	1,759	3,422	3,739
U.S.	3,987	3,535	7,705	6,937
Rest of World	1,009	1,030	2,024	1,955
Total	$11,520	$10,830	$22,976	$21,632

f) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$508,504	$476,159
Rest of Europe	237,348	236,305
U.S.	496,922	437,756
Rest of World	50,348	51,888
Total	$1,293,122	$1,202,108